Inventories - Additional Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Inventories
Inventories recognized as an expense	$ 610,116	$ 1,060,397	$ 1,669,508	$ 2,917,752
Cost of sales including depreciation	$ 53,311	$ 56,967	$ 176,438	$ 371,092